Change in Fiscal Year End	12 Months Ended
Dec. 31, 2019
Change In Fiscal Year End [Abstract]
Change in Fiscal Year End
(13)	CHANGE IN FISCAL YEAR END

During the nine-month period ended December 31, 2017, the Group changed its fiscal year end to December 31, effective December 31, 2017.

The consolidated financial statements for the nine-month period ended December 31, 2017 is not comparable to that as of and for the twelve months ended December 31, 2018. For comparison purposes, the Group included the selected data from unaudited consolidated income statement for the twelve-month period ended December 31, 2017 per below:

	Twelve months ended December 31,
	2017	2018
	RMB	RMB
Net revenues	7,389,371	1,338,592
Cost of revenues	4,957,647	4,251,451
Gross profit (loss)	2,431,724	(2,912,859)
Operating expenses	74,104,081	68,672,509
Other operating income, net	—	3,793,418
Loss from operations	(71,672,357)	(67,791,950)
Other loss, net	(16,427,003)	(261,524)
Loss from continuing operations before income taxes	(88,099,360)	(68,053,474)
Income tax benefit	(591,290)	—
Loss from continuing operations, net of income taxes	(87,508,070)	(68,053,474)
Income from discontinued operations, net of income taxes	61,431,845	918,654,979
Net income (loss)	(26,076,225)	850,601,505